STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - John Deere Savings and Investment Plan $ in Thousands	12 Months Ended
Oct. 31, 2025 USD ($)
CONTRIBUTIONS:
Participant	$ 248,844
Company	255,570
Total contributions	504,414
INVESTMENT INCOME - Net participation in activity of John Deere Savings Plans Master Trust	2,177,934
Interest on participant loans	4,182
TOTAL ADDITIONS	2,686,530
DEDUCTIONS:
Benefits paid to participants	844,392
Administrative expenses	298
TOTAL DEDUCTIONS	844,690
NET INCREASE	1,841,840
NET TRANSFERS FROM AFFILIATE PLAN	1,640
ASSETS TRANSFERRED FROM OTHER PLANS	57,552
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	11,029,715
End of year	$ 12,930,747